Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Provision for doubtful accounts	$ 8,701,439	$ 8,530,250
Net operating loss carryforward	5,036,643	7,120,737
Accrued expenses and others	3,510,029	287,467
Deferred tax assets, gross	17,248,111	15,938,454
Less: valuation allowance	(17,095,950)	(7,120,737)
Deferred tax assets	152,161	8,817,717
Intangible assets	153,033	263,278
Revenue and expense		11,724
Deferred tax liabilities	153,033	275,002
Total deferred tax assets (liabilities)	$ (872)	$ 8,542,715